LOANS PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
LOANS PAYABLE

6.	LOANS PAYABLE

Loan activity consisted of the following:

For the period ended	December 31, 2025	March 31, 2025
Balance, beginning of the year	$139,039	$140,904
Repayment	(1,938)	(7,106)
Interest expense	3,935	5,241
Balance, end of the period	$141,036	$139,039

On June 5, 2020, the Company received a $142,400 loan from the U.S. Small Business Administration. The loan is secured by all tangible and intangible personal property of VTU, and bears interest of 3.75% per annum and requires monthly payments of $646 starting in June 2021 with a maturity of 30 years.

7. LOANS PAYABLE

Loan activity consisted of the following:

For the year ended	March 31, 2025	March 31, 2024
Balance, beginning of the year	$140,904	$143,331
Repayment	(7,106)	(7,752)
Interest expense	5,241	5,325
Balance, end of the year	$139,039	$140,904

On June 5, 2020, the Company received a $142,400 loan from the U.S. Small Business Administration. The loan is secured by all tangible and intangible personal property of VTU, and bears interest of 3.75% per annum and requires monthly payments of $646 starting in June 2021 with a maturity of 30 years.

In the year ended March 31 2025, the Company incurred and additional interest expenses of $6,515 (March 31, 2024 - $nil) regarding the financing of the Directors and Officers insurance payment (“D&O”).

In the year ended March 31 2025, the Company did not incur ay interest expenses (March 31, 2024 - $5,105) regarding the lease payments.